Inventories - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Inventories [Abstract]
Amount of inventories recognised as cost of sales during period	$ 268,335,751	$ 279,494,885	$ 279,986,522
Inventory write-down	$ 5,185,504	$ 5,171,752	$ 3,756,726